Borrowings (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	R$ 31,310,710	R$ 33,553,766
Twenty Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent		1,199,143
Twenty Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	2,143,624	3,965,917
Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	603,743	645,517
Twenty Twenty Six [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	581,625	622,032
Twenty Twenty Sevan [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	2,356,678	552,171
Twenty Twenty Eight [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	7,281,841	7,081,301
Twenty Twenty Nine [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	287,178	230,557
Twenty Thirty [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	7,995,727	8,535,493
Twenty Thirty One [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	106,661	61,617
Thirty Three And Thereafter [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	R$ 9,953,633	R$ 10,660,018